Cover	Oct. 01, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 01, 2021
Entity Registrant Name	Ranger Energy Services, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38183
Entity Tax Identification Number	81-5449572
Entity Address, Address Line Two	Suite 550
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code	713
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.01 par value
Trading Symbol	RNGR
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false
Entity Central Index Key	0001699039
Entity Address, Address Line One	10350 Richmond
Local Phone Number	935-8900
Current Fiscal Year End Date	--12-31